Reconciliation of Financial Statements to Form 5500 - Reconciliation Of Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net assets
Net assets available for benefits per the financial statements	$ 338,484,512	$ 293,265,091
Interest receivable	(5)	(141)
Employer's contribution receivable	(9,870,212)	(9,689,041)
Net assets available for benefits per the Form 5500	$ 328,614,295	$ 283,575,909